Fair Value Information	12 Months Ended
Dec. 31, 2024
Fair Value Disclosures [Abstract]
Fair Value Information	Fair Value Information
The following fair value information is based on a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The three levels in the hierarchy used to measure fair value are:
Level 1—Unadjusted quoted prices in active markets accessible at the reporting date for identical assets and liabilities.
Level 2—Quoted prices for similar assets or liabilities in active markets. Quoted prices for identical or similar assets and liabilities in markets that are not considered active or financial instruments for which all significant inputs are observable, either directly or indirectly.
Level 3—Prices or valuations that require inputs that are significant to the valuation and are unobservable.
A financial instrument's level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.
During 2024 and 2023, there were no significant transfers to or from level 3 fair value determinations.
Derivative assets and liabilities are measured on a recurring basis at fair value. As of December 31, 2024 and 2023, derivative assets were $189 and $70, respectively, and derivative liabilities were $137 and $259, respectively. The fair values of derivatives used to manage interest rate risk and commodity price risk are based on the Secured Overnight Financing Rate ("SOFR") and interest rate swap curves and on commodity price quotations, respectively. The fair values of hedging instruments used to manage foreign currency risk are based on published quotations of spot currency rates and forward points, which are converted into implied forward currency rates. Measurement of our derivative assets and liabilities is considered a level 2 measurement. See Note 13 for additional information on our use of derivative instruments.
Redeemable preferred securities of subsidiaries are measured on a recurring basis at their estimated redemption values, which approximate fair value. As of December 31, 2024 and 2023, the securities were valued at $37 and
$26, respectively. The securities are not traded in active markets, and their measurement is considered a level 3 measurement.
Company-owned life insurance ("COLI") assets are measured on a recurring basis at fair value. COLI assets were $71 and $67 as of December 31, 2024 and 2023, respectively. The COLI policies are a source of funding primarily for our nonqualified employee benefits and are included in Other Assets in the Consolidated Balance Sheets. The COLI policies are measured at fair value using the net asset value per share practical expedient, and therefore, are not classified in the fair value hierarchy.
The following table includes the fair value of our financial instruments for which disclosure of fair value is required:

	Fair Value Hierarchy Level	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
		December 31, 2024		December 31, 2023
Assets
Cash and cash equivalents(a)	1	$1,010	$1,010	$1,075	$1,075
Time deposits(b)	1	181	181	157	157
Non-US government bonds(c)	2	15	15	—	—
Liabilities
Short-term debt(d)	2	3	3	2	2
Long-term debt(e)	2	7,415	6,828	7,947	7,534
(a)Cash equivalents are composed of certificates of deposit, time deposits and other interest-bearing investments with original maturity dates of 90 days or less. Cash equivalents are recorded at cost, which approximates fair value.
(b)Time deposits are composed of deposits with original maturities of more than 90 days but less than one year and instruments with original maturities of greater than one year, included in Other current assets or Other Assets in the Consolidated Balance Sheets, as appropriate. Time deposits are recorded at cost, which approximates fair value.
(c)Non-US government bonds are composed of foreign issued debt securities that are classified as held-to-maturity because we have the positive intent and ability to hold the securities to maturity. These securities are recorded at amortized cost and are included in Other current assets or Other Assets in the Consolidated Balance Sheets, as appropriate.
(d)Short-term debt is composed of U.S. commercial paper and/or other similar short-term debt issued by non-U.S. subsidiaries, all of which are recorded at cost, which approximates fair value.
(e)Long-term debt includes the current portion of these debt instruments. Fair values were estimated based on quoted prices for financial instruments for which all significant inputs were observable, either directly or indirectly.